Cover	Oct. 28, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002133461
Document Type	S-6
Entity Registrant Name	Advisors Disciplined Trust 2367
Document Period End Date	Oct. 28, 2026